Financial instruments	6 Months Ended
Jun. 30, 2023
Subclassifications of assets, liabilities and equities [abstract]
Financial instruments
Note 7 - Financial instruments
The following table shows the carrying amounts of financial assets and liabilities measured at fair value through profit and loss on a recurring basis:

	June 30, 2023				December 31, 2022
Assets measured at FVTPL	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Other investments	—	—	2,248	2,248	—	—	2,333	2,333
Total assets	$—	$—	$2,248	$2,248	$—	$—	$2,333	$2,333
Liabilities measured at FVTPL
Earn-out rights	—	—	365,575	365,575	—	—	598,570	598,570
Class C-1 Shares	14,145	—	—	14,145	17,920	—	—	17,920
Class C-2 Shares	—	3,105	—	3,105	—	10,080	—	10,080
Total liabilities	$14,145	$3,105	$365,575	$382,825	$17,920	$10,080	$598,570	$626,570